Disposition of Long-Term Apartment Rental Business (Details) - Schedule of Reconciliation of Major Classes of Assets and Liabilities ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)
Current assets of discontinued operations
Cash, cash equivalents and restricted cash	¥ 741	$ 102	¥ 2,315
Accounts receivable, net	2,409	330	752
Amounts due from related parties	286	39
Advances to suppliers			1,387
Other current assets	63,454	8,697	59,029
Property and equipment, net	183	25
Other assets	9,590	1,315
Total current assets of discontinued operations	76,663	10,508	63,483
Non-current assets of discontinued operations:
Property and equipment, net			500
Intangible assets, net			13,475
Other assets			10,405
Total non-current assets of discontinued operations			24,380
Liabilities of discontinued operations:
Accounts payable	157,613	21,603	122,667
Deferred revenue	99,230	13,601	129,930
Short-term debt	103,552	14,193	103,553
Rental instalment loans	15,756	2,160	15,756
Deposits from tenants	29,723	4,074	38,439
Accrued expenses and other current liabilities	101,501	13,911	78,194
Total liabilities of discontinued operations	508,326	69,672	489,304
Related Parties
Liabilities of discontinued operations:
Amounts due to related parties	¥ 951	$ 130	¥ 765